John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 78.3% (54.7% of Total investments)		$770,332,265
(Cost $472,798,752)
Communication services 3.6%		35,501,070
Diversified telecommunication services 3.6%
AT&T, Inc. (A)	550,000	20,691,000
Verizon Communications, Inc. (A)	249,160	14,810,070
Consumer staples 0.9%		8,931,600
Tobacco 0.9%
Philip Morris International, Inc. (A)	108,000	8,931,600
Energy 15.0%		147,120,610
Oil, gas and consumable fuels 15.0%
BP PLC, ADR (B)	875,450	31,630,009
Enbridge, Inc. (A)(C)	347,106	14,116,801
Equitrans Midstream Corp. (A)(C)	720,000	6,962,400
Kinder Morgan, Inc. (A)(C)	925,000	19,304,750
ONEOK, Inc.	525,000	39,306,750
Royal Dutch Shell PLC, ADR, Class A	258,000	13,454,700
The Williams Companies, Inc.	1,080,000	22,345,200
Financials 3.3%		32,802,738
Banks 1.2%
PacWest Bancorp (A)(C)	349,459	12,248,538
Capital markets 2.1%
Ares Management Corp., Class A	570,000	20,554,200
Utilities 55.5%		545,976,247
Electric utilities 32.9%
Alliant Energy Corp.	390,000	23,150,400
American Electric Power Company, Inc. (A)(B)(C)	460,000	47,941,200
Avangrid, Inc.	465,000	24,765,900
Duke Energy Corp. (A)(C)	320,000	31,241,600
Entergy Corp. (A)(C)	318,000	41,823,360
Eversource Energy	400,000	36,976,000
FirstEnergy Corp. (A)(C)	290,000	14,729,100
NextEra Energy, Inc. (A)	33,718	9,043,168
OGE Energy Corp. (B)	540,000	24,759,000
Pinnacle West Capital Corp.	50,000	4,884,500
PPL Corp.	590,000	21,352,100
The Southern Company	405,000	28,512,000
Xcel Energy, Inc.	207,000	14,322,330
Independent power and renewable electricity producers 1.6%
AES Corp.	800,000	15,888,000
Multi-utilities 21.0%
Ameren Corp. (B)	540,000	44,307,000
Black Hills Corp.	394,775	32,778,168
CenterPoint Energy, Inc.	880,000	23,302,400
Dominion Energy, Inc. (A)(C)	400,000	34,300,000
DTE Energy Company (B)	240,000	31,826,400
National Grid PLC, ADR (A)(C)	201,583	13,360,921
NiSource, Inc.	770,000	22,568,700

Public Service Enterprise Group, Inc. (A)	70,000	4,144,000
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value

Preferred securities 51.5% (36.1% of Total investments)		$507,467,777
(Cost $474,578,790)
Communication services 3.6%		35,575,122
Diversified telecommunication services 1.8%
Qwest Corp., 6.125% (B)	730,000	18,271,900
Wireless telecommunication services 1.8%
Telephone & Data Systems, Inc., 5.875%	340,000	8,653,000
Telephone & Data Systems, Inc., 6.625%	39,768	1,106,743
Telephone & Data Systems, Inc., 6.875%	261,064	6,766,779
United States Cellular Corp., 6.950%	30,000	776,700
Energy 0.6%		5,714,100
Oil, gas and consumable fuels 0.6%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,714,100
Financials 16.6%		163,865,307
Banks 9.6%
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	210,854	6,127,417
Fifth Third Bancorp, 6.000% (A)(C)	400,000	10,968,000
JPMorgan Chase & Co., 6.100%	510,000	13,020,300
JPMorgan Chase & Co., 6.125%	98,888	2,484,067
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	188,000	5,162,480
The PNC Financial Services Group, Inc., 5.375% (B)	280,000	7,193,200
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	40,000	1,099,200
Truist Financial Corp., 5.200%	480,000	12,240,000
Truist Financial Corp., 5.200%	150,000	3,826,500
U.S. Bancorp, 5.150% (B)	720,000	18,468,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	296,000	8,145,920
Wells Fargo & Company, 6.000%	215,000	5,450,250
Capital markets 5.4%
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	220,000	6,336,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	395,862	11,658,136
State Street Corp., 5.250%	900,000	23,085,000
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	703,500
The Bank of New York Mellon Corp., 5.200%	425,000	11,058,500
Consumer finance 0.2%
Capital One Financial Corp., 6.200%	100,183	2,614,776
Insurance 1.4%
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	10,175,507
Brighthouse Financial, Inc., 6.600%	100,000	2,807,000
Prudential Financial, Inc., 5.750%	47,460	1,241,554
Information technology 2.2%		21,823,400
Semiconductors and semiconductor equipment 2.2%
Broadcom, Inc., 8.000% (A)	19,000	21,823,400
Real estate 0.8%		7,436,614
Equity real estate investment trusts 0.8%
American Homes 4 Rent, Series D, 6.500%	30,000	793,200
Crown Castle International Corp., 6.875% (A)	5,000	6,643,414
Utilities 27.7%		273,053,234
Electric utilities 13.1%
Duke Energy Corp., 5.125% (A)(C)	221,008	5,746,208
Duke Energy Corp., 5.750%	200,000	5,650,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Interstate Power & Light Company, 5.100% (B)	1,302,023	$33,149,506
NextEra Energy Capital Holdings, Inc., 5.000%	110,000	2,819,300
PPL Capital Funding, Inc., 5.900%	1,013,052	25,974,653
SCE Trust II, 5.100%	1,157,500	28,937,500
The Southern Company, 6.250%	80,000	2,068,000
The Southern Company, 6.750% (A)	435,000	24,703,650
Gas utilities 1.7%
South Jersey Industries, Inc., 7.250% (A)(C)	220,200	10,990,182
Spire, Inc., 5.900%	219,650	5,959,105
Multi-utilities 12.9%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	200,000	5,798,000
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	479,050	13,614,601
CenterPoint Energy, Inc., 7.000% (A)	528,000	25,375,680
Dominion Energy, Inc., 7.250% (A)	281,000	30,834,130
DTE Energy Company (Callable 3-3-20), 5.250% (B)	166,933	4,291,847
DTE Energy Company, 6.250% (A)	284,000	14,560,680
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	210,000	5,775,000
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	250,000	6,995,000
Sempra Energy, 5.750%	45,000	1,202,850
Sempra Energy, 6.000% (A)	64,600	8,179,006
Sempra Energy, 6.750% (A)	83,400	10,428,336

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 12.7% (8.9% of Total investments)				$124,963,253
(Cost $115,639,215)
Consumer discretionary 1.1%				11,308,186
Automobiles 1.1%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(C)(D)	6.500	09-30-28	10,600,000	11,308,186
Financials 9.5%				93,105,887
Banks 8.7%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(C)(D)	5.875	03-15-28	8,500,000	9,509,375
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (A)(D)	7.375	08-19-25	13,000,000	15,104,700
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (A)(D)	6.000	07-06-23	13,000,000	13,715,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(D)	6.375	04-06-24	10,500,000	11,235,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (A)(D)	6.500	03-23-28	2,500,000	2,784,375
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (A)(D)	5.700	04-15-23	3,000,000	3,147,060
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(D)	6.750	02-01-24	3,999,000	4,508,313
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(D)	7.500	06-27-24	11,500,000	12,887,475
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (A)(B)(C)(D)	8.000	08-10-25	8,624,000	10,063,173
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(C)(D)	5.900	06-15-24	2,000,000	2,173,820
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 0.7%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(C)(D)(E)	7.500	07-17-23	6,214,000	$6,846,896
Insurance 0.1%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(C)(D)	5.875	03-15-28	1,000,000	1,130,700
Utilities 2.1%				20,549,180
Electric utilities 0.5%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(D)	6.250	02-01-22	4,750,000	4,920,430
Multi-utilities 1.6%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (A)(D)	6.125	09-01-23	10,750,000	11,448,750
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (A)(D)	5.650	06-15-23	4,000,000	4,180,000

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.4% (0.3% of Total investments)				$4,047,000
(Cost $4,046,705)
U.S. Government Agency 0.3%				3,468,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	02-03-20	753,000	753,000
Federal Home Loan Bank Discount Note	1.500	02-03-20	2,715,000	2,715,000

	Par value^	Value
Repurchase agreement 0.1%		579,000

Repurchase Agreement with State Street Corp. dated 1-31-20 at 0.550% to be repurchased at $579,027 on 2-3-20, collateralized by $550,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $595,486)	579,000	579,000

Total investments (Cost $1,067,063,462) 142.9%	$1,406,810,295
Other assets and liabilities, net (42.9%)	(422,679,882)
Total net assets 100.0%	$984,130,413

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-20 was $516,462,384. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $236,240,727.
(B)	All or a portion of this security is segregated as collateral for options. Total collateral value at 1-31-20 was $116,352,506.
(C)	All or a portion of this security is on loan as of 1-31-20, and is a component of the fund's leverage under the Liquidity Agreement.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-20:
United States	89.0%
United Kingdom	5.0%
Canada	2.8%
France	1.1%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

Other countries	2.1%
TOTAL	100.0%
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Mar 2020	$(126,918,898)	$(129,023,125)	$(2,104,227)
						$(2,104,227)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Russell 2000 Index	USD	1,710.00	Feb 2020	40	4,000	$80,369	$(2,500)
Exchange-traded	S&P 500 Index	USD	3,335.00	Feb 2020	35	3,500	24,472	(2,975)
Exchange-traded	S&P 500 Index	USD	3,365.00	Feb 2020	35	3,500	58,422	(3,675)
Exchange-traded	S&P 500 Index	USD	3,355.00	Feb 2020	36	3,600	51,452	(9,360)
Exchange-traded	S&P 500 Index	USD	3,285.00	Feb 2020	38	3,800	97,630	(97,630)
Exchange-traded	S&P 500 Index	USD	3,325.00	Mar 2020	100	10,000	530,042	(166,500)
Exchange-traded	S&P 500 Index	USD	3,440.00	Mar 2020	110	11,000	76,913	(29,425)
Exchange-traded	S&P 500 Index	USD	3,550.00	Apr 2020	189	18,900	98,201	(27,878)
							$1,017,501	$(339,943)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	107,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(2,321,035)	$(2,321,035)
								—	$(2,321,035)	$(2,321,035)

(a)	At 1-31-20, the 3 month LIBOR was 1.751%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$770,332,265	$770,332,265	—	—
Preferred securities
Communication services	35,575,122	35,575,122	—	—
Energy	5,714,100	5,714,100	—	—
Financials	163,865,307	163,865,307	—	—
Information technology	21,823,400	21,823,400	—	—
Real estate	7,436,614	793,200	$6,643,414	—
Utilities	273,053,234	267,278,234	5,775,000	—
Corporate bonds	124,963,253	—	124,963,253	—
Short-term investments	4,047,000	—	4,047,000	—
Total investments in securities	$1,406,810,295	$1,265,381,628	$141,428,667	—
Derivatives:
Liabilities
Futures	$(2,104,227)	$(2,104,227)	—	—
Written options	(339,943)	(339,943)	—	—
Swap contracts	(2,321,035)	—	$(2,321,035)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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